Commitments and Contingencies - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 27, 2019 USD ($)	Jun. 27, 2019 CNY (¥)	Jun. 26, 2019 USD ($)	Jun. 26, 2019 CNY (¥)	Jun. 25, 2019 USD ($)	Jun. 25, 2019 CNY (¥)	May 17, 2019 USD ($)	Oct. 23, 2018 USD ($)	Sep. 30, 2018 CNY (¥)	Jun. 22, 2018 USD ($)	Jan. 05, 2018 USD ($)	Jan. 05, 2018 CNY (¥)	Dec. 18, 2017 USD ($)	Dec. 18, 2017 CNY (¥)	Nov. 17, 2017 USD ($)	Jun. 22, 2015 CNY (¥)
Commitment And Contingencies [Line Items]
Operating leases rent expenses	$ 11,289	$ 10,608	$ 6,607
Term loan agreement value					¥ 115,200								$ 15,081						¥ 300,000
Term Loan
Commitment And Contingencies [Line Items]
Term loan agreement value	$ 35,300			$ 16,117	¥ 115,200					$ 30,300	$ 48,300							$ 40,000
Number of loan agreements														2	2	2	2
Term loan expiration date	Apr. 01, 2020
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'')
Commitment And Contingencies [Line Items]
Term deposit used as collateral						$ 1,738	¥ 11,600	$ 526	¥ 3,600					$ 15,301	¥ 101,800	$ 20,246	¥ 134,700
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | Term Loan
Commitment And Contingencies [Line Items]
Term deposit used as collateral		$ 38,358										¥ 274,170